Note 12 - Voyage Expenses, Net and Vessel Operating Expenses - Summary of Voyage, Vessel, Operating Expenses and Commissions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Voyage expenses	$ 3,993,031	$ (2,025,120)	$ (755,998)
Vessel operating expenses	20,758,708	19,333,898	13,565,092
Port Charges and Canal Dues [Member]
Voyage expenses	1,261,245	478,205	209,405
Bunkers [Member]
Voyage expenses	2,731,786	(2,503,325)	(965,403)
Crew Wages and Related Costs [Member]
Vessel operating expenses	11,032,888	10,906,231	8,046,730
Insurance [Member]
Vessel operating expenses	2,060,324	1,895,004	1,300,050
Repairs and Maintenance [Member]
Vessel operating expenses	1,149,488	640,672	397,551
Lubricants [Member]
Vessel operating expenses	1,286,046	1,195,526	866,772
Spares and Consumable Stores [Member]
Vessel operating expenses	3,496,958	3,367,528	2,055,920
Professional and Legal Fees [Member]
Vessel operating expenses	794,269	498,687	369,758
Other Vessel Operating Expenses [Member]
Vessel operating expenses	$ 938,735	$ 830,250	$ 528,311